General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of general and administrative expenses [Abstract]
Share based payment	$ 2,581	$ 818
Professional fees	1,390	154	90
Related NASDAQ IPO expenses	1,265	1,235	185
Director’s fees and share based compensation	1,142
Salary and related expenses	545	140	67
Insurance expenses	363
Office maintenance	91	77	23
Depreciation	84	7	2
Travel abroad	65	12	15
Others	46	4	2
Total	$ 7,572	$ 2,447	$ 384